                          Chase Auto Owner Trust 2006-A
                                November 15, 2006

                                                         DISTRIBUTION IN DOLLARS

------------------------------------------------------------------------------------------------------------------------------------
 CLASS    ORIGINAL FACE        BEGINNING       PRINCIPAL        INTEREST           TOTAL        REALIZED   DEFERRED       ENDING
              VALUE            PRINCIPAL                                                         LOSSES    INTEREST      PRINCIPAL
                                BALANCE                                                                                   BALANCE
------------------------------------------------------------------------------------------------------------------------------------
  A1       330,000,000.00   144,678,962.88   38,119,348.82      647,438.36      38,766,787.18     0.00       0.00     106,559,614.06
------------------------------------------------------------------------------------------------------------------------------------
  A2       270,000,000.00   270,000,000.00            0.00    1,208,250.00       1,208,250.00     0.00       0.00     270,000,000.00
------------------------------------------------------------------------------------------------------------------------------------
  A3       399,000,000.00   399,000,000.00            0.00    1,775,550.00       1,775,550.00     0.00       0.00     399,000,000.00
------------------------------------------------------------------------------------------------------------------------------------
  A4       138,580,000.00   138,580,000.00            0.00      618,990.67         618,990.67     0.00       0.00     138,580,000.00
------------------------------------------------------------------------------------------------------------------------------------
 CERT       26,460,000.00    26,460,000.00            0.00      120,613.50         120,613.50     0.00       0.00      26,460,000.00
------------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,164,040,000.00   978,718,962.88   38,119,348.82    4,370,842.53      42,490,191.35     0.00       0.00     940,599,614.06
------------------------------------------------------------------------------------------------------------------------------------

                                       FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

--------------------------------------------------------------------------------------------------------------------
 CLASS     CUSIP        BEGINNING        PRINCIPAL          INTEREST          TOTAL          ENDING         CURRENT
                        PRINCIPAL                                                           PRINCIPAL      PASS-THRU
                                                                                                              RATE
--------------------------------------------------------------------------------------------------------------------
  A1        N/A        438.42109964     115.51317824       1.96193442     117.47511267     322.90792139    5.370000%
--------------------------------------------------------------------------------------------------------------------
  A2     161445AA9   1,000.00000000       0.00000000       4.47500000       4.47500000   1,000.00000000    5.370000%
--------------------------------------------------------------------------------------------------------------------
  A3     161445AB7   1,000.00000000       0.00000000       4.45000000       4.45000000   1,000.00000000    5.340000%
--------------------------------------------------------------------------------------------------------------------
  A4     161445AC5   1,000.00000000       0.00000000       4.46666669       4.46666669   1,000.00000000    5.360000%
--------------------------------------------------------------------------------------------------------------------
 CERT    161445AD3   1,000.00000000       0.00000000       4.55833333       4.55833333   1,000.00000000    5.470000%
--------------------------------------------------------------------------------------------------------------------
TOTALS                 840.79495797      32.74745612       3.75489032      36.50234644     808.04750186
--------------------------------------------------------------------------------------------------------------------

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

                                   Kirk Dodson
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                                   600 Travis
                              Houston, Texas 77002
                    Tel: (713) 216-7947 / Fax: (713) 216-4880
                           Email:kirk.dodson@chase.com

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of JP Morgan Chase Bank, National Association, as registrant filed with the Securities and Exchange Commission on June 16, 2006


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                November 15, 2006

                         STATEMENT TO CERTIFICATEHOLDERS

              Beginning Collection Period                10/01/06
              Ending Collection Period                   10/31/06
              Beginning Interest Accrual Period          10/15/06
              Ending Interest Accrual Period             11/14/06
              Determination Date                         11/10/06
              Record Date                                11/14/06
              Payment Date                               11/15/06

I.   Servicing Fee                                                                         865,045.89
     Servicing Fee per $1000                                                               0.70727745

II.  Administration Fee                                                                      1,000.00
     Administration Fee per $1000                                                          0.00081762

III. Initial Number of Accounts                                                                71,888
     Initial Pool Balance                                                            1,223,064,435.42
     Less: Initial Yield Supplement Overcollateralization Amount                        47,257,975.12
     Initial Adjusted Pool Balance                                                   1,175,806,460.30

     Number of Accounts at the beginning of the Collection Period                              67,142
     Pool Balance at the beginning of the Collection Period                          1,038,055,062.93
     Less: Initial Yield Supplement Overcollateralization Amount                        39,362,243.66
     Adjusted Pool Balance at the beginning of the Collection Period                   998,692,819.27
     Adjusted Pool Factor at the beginning of the Collection Period                            0.8494

     Number of Accounts at the end of the Collection Period                                    66,094
     Pool Balance at the end of the Collection Period                                  997,435,608.51
     Less:  Yield Supplement Overcollateralization Amount                               37,640,083.96
     Adjusted Pool Balance at the end of the Collection Period                         959,795,524.55
     Adjusted Pool Factor at the end of the Collection Period                                  0.8163

IV.  Repurchase Amounts for Repurchased Receivable
     By Seller                                                                                   0.00
     By Servicer                                                                            16,860.06
     TOTAL                                                                                  16,860.06

V.   Realized Net Losses for Collection Period                                             264,956.50

VI.  Total Distribution Amount                                                          45,638,666.96
     Servicing Fee                                                                         865,045.89
     Administration Fee                                                                      1,000.00
     Noteholders Distribution Amount                                                    42,369,577.85
     Certficateholders Distribution Amount                                                 120,613.50
     Distribution to Class R Certificates                                                2,282,429.72


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                November 15, 2006

                             MONTHLY SERVICER REPORT

I. Available Amount in the Collection Account
      A.Credits
      1. Payments from Obligors Applied to Collection Period
      a. Principal Payments                                      40,314,210.90
      b. Other Interest Payments                                  5,284,126.49
      c. Total                                                   45,598,337.39

      2. Proceeds from Repurchased Receivables
      a. Principal Payments (Current Period)                         16,817.51
      b. Interest Payments (Current Period)                              42.55
      c. Total                                                       16,860.06

      3. Recovery of Defaulted Receivables                           23,469.51

      4. Advance Recoveries Before Cut-off Date
      a. Principal                                                      290.26
      b. Interest                                                         0.00
      c. Total                                                          290.26

      5. Net Adjustments                                                  0.00

      6. Total Credits                                           45,638,957.22

      B. Debits
      1. Advance Recovery Amount
      a. Principal                                                      290.26
      b. Interest.                                                        0.00
      c. Total                                                          290.26

      2. Reversal of Defaulted Contracts                                  0.00

      3. Total Debits                                                   290.26

      C. Total Available Amount (Lines A-B)                      45,638,666.96

II. Monthly Disbursements
      A. Servicing Fee
      a.  Monthly Servicing Fee                                     865,045.89
      b.  Unpaid Monthly Servicing Fee                                    0.00
      c.  Total                                                     865,045.89

      B. Administrative Fee
      a.  Monthly Administration Fee                                  1,000.00
      b.  Unpaid Monthly Administration Fee                               0.00
      c.  Total                                                       1,000.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                November 15, 2006

                             MONTHLY SERVICER REPORT

C. Noteholders' Interest Distributable Amount
Class A-1  Monthly Interest                                           647,438.36
Class A-1  Carryover Shortfall                                              0.00
Class A-1  Total                                                      647,438.36
Class A-2  Monthly Interest                                         1,208,250.00
Class A-2  Carryover Shortfall                                              0.00
Class A-2  Total                                                    1,208,250.00
Class A-3  Monthly Interest                                         1,775,550.00
Class A-3  Carryover Shortfall                                              0.00
Class A-3  Total                                                    1,775,550.00
Class A-4  Monthly Interest                                           618,990.67
Class A-4  Carryover Shortfall                                              0.00
Class A-4  Total                                                      618,990.67
Total for Notes  Monthly Interest                                   4,250,229.03
Total for Notes  Carryover Shortfall                                        0.00
Total for Notes  Total                                              4,250,229.03
D. Certificateholders' Interest Distributable Amount
Certificate Monthly Interest                                          120,613.50
Certificate Carryover Shortfall                                             0.00
Certificate Total                                                     120,613.50
Total for Certificates  Monthly Interest                              120,613.50
Total for Certificates  Carryover Shortfall                                 0.00
Total for Certificates  Total                                         120,613.50
E.  Noteholders' Principal Distributable Amount
Class A-1  Monthly Principal                                       38,119,348.82
Class A-1  Carryover Shortfall                                              0.00
Class A-1  Total                                                   38,119,348.82
Class A-2  Monthly Principal                                                0.00
Class A-2  Carryover Shortfall                                              0.00
Class A-2  Total                                                            0.00
Class A-3  Monthly Principal                                                0.00
Class A-3  Carryover Shortfall                                              0.00
Class A-3  Total                                                            0.00
Class A-4  Monthly Principal                                                0.00
Class A-4  Carryover Shortfall                                              0.00
Class A-4  Total                                                            0.00
Total for Notes  Monthly Principal                                 38,119,348.82
Total for Notes  Carryover Shortfall                                        0.00
Total for Notes  Total                                             38,119,348.82
F. Certificateholders' Principal Distributable Amount
Certificate Monthly Principal                                               0.00
Certificate Carryover Shortfall                                             0.00
Certificate Total                                                           0.00
Total for Certificates  Monthly Principal                                   0.00
Total for Certificates  Carryover Shortfall                                 0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                November 15, 2006

                             MONTHLY SERVICER REPORT

         Total for Certificates  Total                                                         0.00
         G.  Total Disbursements                                                      43,356,237.24

III. Payment Deficiency Amount
         A. Scheduled Disbursements(items 1 through 5 in Waterfall Distribution)       5,236,888.42
         B. Available Amount                                                          45,638,666.96
         C. Payment Deficiency Amount(max of lines A-B and 0)                                  0.00

IV. Pool Balance Reduction Allocation for Collection Period
         A. Beginning Pool Balance                                                 1,038,055,062.93

         B. Pool Balance Reduction
         1. Available Principal
         a. Principal Payments                                                        40,314,210.90
         b. From Repurchased Receivables                                                  16,817.51
         c. Total                                                                     40,331,028.41

         2. From Defaulted Receivables                                                   288,426.01

         3. Total Pool Balance Reduction                                              40,619,454.42

         C. Ending Pool Balance                                                      997,435,608.51

         D. Allocations

         1. Monthly Principal Allocation
         a. Notes                                                                     38,119,348.82
         b. Certificates                                                                       0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                November 15, 2006

                             MONTHLY SERVICER REPORT

V. Delinquency and Defaults

         A. Delinquency

                           Group Totals
                      --------------------------------------------------------------
                                                   Delinquency
                         Period        Number         Amount       Principal Balance
                      --------------------------------------------------------------
                       30-59 days        422        317,943.81        7,279,982.48
                      --------------------------------------------------------------
                       60-89 days        106        125,359.12        1,833,145.31
                      --------------------------------------------------------------
                      90-119 days        46          72,877.99          907,286.37
                      --------------------------------------------------------------
                      120-149 days       19          31,110.22          333,915.79
                      --------------------------------------------------------------
                      150-179 days       13          34,158.62          320,554.65
                      --------------------------------------------------------------
                      180-209 days        1           2,715.84           16,206.87
                      --------------------------------------------------------------
                      210-239 days        0               0.00                0.00
                      --------------------------------------------------------------
                       240+ days          0               0.00                0.00
                      --------------------------------------------------------------
                         Total           607        584,165.60       10,691,091.47
                      --------------------------------------------------------------

         B. Principal amount of loans in defaulted receivables                     288,426.01

         C. Delinquency Percentage
         1. Outstanding principal balance for delinquency >= 60 days             3,411,108.99
         2. Pool Principal Ending Balance                                      997,435,608.51
         3. Delinquency Percentage                                                0.34198789%

         D. Net Loss Ratio for Current Period:
         1. Principal Balance of Defaulted Receivables                             288,426.01
         2. Principal Recoveries on Defaulted Receivables                           23,469.51
         3. Average Pool Balance for Collection Period                       1,017,745,335.72
         4. Net Loss Ratio for Current Period (12*(1-2)/3)                        0.31240408%

         Weighted Average Coupon                                                      6.0207%

         Weighted Average Original Maturity (Months)                                  47.0000

         Weighted Average Remaining Maturity (Months)                                 41.8448

VI. Calculation of Target Overcollateralization Amount
         Greater of:
         (A) 2.00% of Ending Adjusted Pool Balance                              19,195,910.49
         (B) 0.50% of Original Adjusted Pool Balance                             5,879,032.30
         Target Overcollateralization Amount:                                   19,195,910.49


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                November 15, 2006

                             MONTHLY SERVICER REPORT

VII.  Calculation of Priority Principal Distribution Amount
      Beginning Note Balance                                                      952,258,962.88
      Less: Ending Adjusted Pool Balance                                          959,795,524.55

      Priority Principal Distribution Amount:                                               0.00

VIII. Calculation of Target Principal Distribution Amount
      Beginning Note Balance and Certificate Balance                              978,718,962.88

      Less:
      Ending Adjusted Pool Balance                                                959,795,524.55
      Less: Target Overcollateralization Amount                                    19,195,910.49

      Target Principal Distribution Amount:                                        38,119,348.82

IX.   Calculation of Regular Principal Distribution Amount
      Target Principal Distribution Amount                                         38,119,348.82
      Less: Priority Principal Distribution Amount                                          0.00

      Regular Principal Distribution Amount:                                       38,119,348.82

X.    Calculation of Noteholders' Principal Distribution Amount
      (X)Beginning Note Balance                                                   952,258,962.88
      Less: the lesser of:
      (A) 93.25% of the End. Adj. Pool Bal.                                       895,009,326.64
      (B) the difference of (i) the End.Adj. Pool Balance and
      (ii) the Target OC Amount                                                   940,599,614.06

      Noteholders' Principal Distribution Amount                                   57,249,636.24

XI    Calculation of Certificateholders' Principal Distribution Amount
      Target Principal Distribution Amount                                         38,119,348.82
      Less: Noteholders' Principal Distribution Amount                             38,119,348.82

      Certificateholders' Principal Distribution Amount:                                    0.00


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                          Chase Auto Owner Trust 2006-A
                                November 15, 2006

                             MONTHLY SERVICER REPORT

XII.  Distribution Waterfall

      Total Available Collections                                  45,638,666.96
      1. Less Servicer Fee                                            865,045.89
      2. Less Administration Fee                                        1,000.00
      Total Available to Trust                                     44,772,621.07
      3. Less Note Interest Distribution                            4,250,229.03
      4. Less Available Priority Payment                                    0.00
      5. Less Certificate Interest Distribution                       120,613.50
      6. Less Available Regular Principal Distribution             38,119,348.82
      7. Distribution to Class R Certificate                        2,282,429.72


JPMorgan [LOGO]         Copyright 2005 JPMorgan Chase & Co. All rights reserved.